INCOME TAXES - Schedule Of Deferred Income Tax Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	$ (21,545)	$ (21,649)
Non-capital losses [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	1,922	2,132
Capital losses [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	12	5
Unused tax losses [member] | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	2,833	3,472
Unused tax losses [member] | International
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	2,360	2,900
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	$ (28,672)	$ (30,158)